CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Products	$ 56,810	$ 40,852	$ 29,641
Services	20,943	16,120	12,110
Total revenues	77,753	56,972	41,751
Cost of revenues:
Products	19,540	14,015	10,094
Services	2,635	1,970	1,741
Total cost of revenues	22,175	15,985	11,835
Gross profit	55,578	40,987	29,916
Operating expenses:
Research and development (net of grant participations in the amount of $ 3,674, $ 2,774 and $ 2,440 for the years ended December 31, 2011, 2010 and 2009, respectively)	13,222	11,264	9,265
Sales and marketing	26,543	22,021	20,408
General and administrative	7,474	5,473	5,541
Total operating expenses	47,239	38,758	35,214
Operating profit (loss)	8,339	2,229	(5,298)
Financial expenses (income), net	(415)	7,907	2,311
Income (loss) before income tax expenses (benefit)	8,754	(5,678)	(7,609)
Income tax expenses (benefit)	(55)	84	63
Net Income (loss)	$ 8,809	$ (5,762)	$ (7,672)
Net earnings (loss) per share:
Basic	$ 0.35	$ (0.25)	$ (0.35)
Diluted	$ 0.33	$ (0.25)	$ (0.35)
Weighted average number of shares used in per share computations of net earnings (loss):
Basic	25,047,771	22,831,014	22,185,702
Diluted	27,071,872	22,831,014	22,185,702